Warrant Liabilities - Schedule of Warrants (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Warrant Liability [Roll Forward]
Beginning balance	$ 2,795
Change in fair value of financial instruments	(1,200)
Ending Balance	1,595
Liberty Warrants and Liberty Advisory Fee Warrant
Warrant Liability [Roll Forward]
Beginning balance	2,017
Change in fair value of financial instruments	(933)
Ending Balance	1,084
PIPE Warrant
Warrant Liability [Roll Forward]
Beginning balance	97
Change in fair value of financial instruments	(41)
Ending Balance	56
$8.63 Warrants
Warrant Liability [Roll Forward]
Beginning balance	681
Change in fair value of financial instruments	(226)
Ending Balance	$ 455